Unaudited Pro Forma Information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Unaudited Pro Forma Information
UNAUDITED PRO FORMA INFORMATION

24. UNAUDITED PRO-FORMA INFORMATION

On May 26, 2020, the board of directors of the Company and stockholders holding a majority of the outstanding shares of the Company’s common stock approved resolutions authorizing the board of directors to effect a reverse split (the “split”) of the Company’s common stock at an exchange ratio of up to 1-for-3. On January 21, 2021, the Company’s planned public offering became effective and the split was realized. This offering closed on January 26, 2021.

Pro forma basic earnings (loss) per share presented as unaudited on the statement of operations is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period after the effect of the split. Diluted earnings (loss) per share presented as unaudited on the statement of operations is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options, restricted stock awards and warrants for each period after the effect of the split.

21. UNAUDITED PRO FORMA INFORMATION

On May 26, 2020, the board of directors of the Company and stockholders holding a majority of the outstanding shares of the Company’s common stock approved resolutions authorizing the board of directors to effect a reverse split (the “split”) of the Company’s common stock at an exchange ratio of up to 1-for-3. On January 21, 2021, the Company’s planned public offering became effective and the split was realized. This offering closed on January 26, 2021.

Pro forma basic earnings (loss) per share presented as unaudited on the statement of operations is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period after the effect of the split. Diluted earnings (loss) per share presented as unaudited on the statement of operations is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options, restricted stock awards and warrants for each period after the effect of the split.